Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Headcount [Line Items]
Number of employees	16,461	16,731
Annual Average	16,780	16,969
Managers And Key Executives
Headcount [Line Items]
Number of employees	209	168
Annual Average	199	170
Professionals And Technicians
Headcount [Line Items]
Number of employees	10,858	10,634
Annual Average	10,943	10,679
Staff And Others
Headcount [Line Items]
Number of employees	5,394	5,929
Annual Average	5,638	6,120
Argentina
Headcount [Line Items]
Number of employees	4,064	4,064
Argentina | Managers And Key Executives
Headcount [Line Items]
Number of employees	31	35
Argentina | Professionals And Technicians
Headcount [Line Items]
Number of employees	1,883	1,850
Argentina | Staff And Others
Headcount [Line Items]
Number of employees	2,150	2,179
Brazil
Headcount [Line Items]
Number of employees	8,870	9,523
Brazil | Managers And Key Executives
Headcount [Line Items]
Number of employees	65	51
Brazil | Professionals And Technicians
Headcount [Line Items]
Number of employees	5,613	5,726
Brazil | Staff And Others
Headcount [Line Items]
Number of employees	3,192	3,746
Colombia
Headcount [Line Items]
Number of employees	2,259	2,150
Colombia | Managers And Key Executives
Headcount [Line Items]
Number of employees	41	39
Colombia | Professionals And Technicians
Headcount [Line Items]
Number of employees	2,218	2,111
Costa Rica
Headcount [Line Items]
Number of employees	34
Costa Rica | Managers And Key Executives
Headcount [Line Items]
Number of employees	5
Costa Rica | Professionals And Technicians
Headcount [Line Items]
Number of employees	18
Costa Rica | Staff And Others
Headcount [Line Items]
Number of employees	11
Chile
Headcount [Line Items]
Number of employees	57	51
Chile | Managers And Key Executives
Headcount [Line Items]
Number of employees	8	8
Chile | Professionals And Technicians
Headcount [Line Items]
Number of employees	46	39
Chile | Staff And Others
Headcount [Line Items]
Number of employees	3	4
Guatemala
Headcount [Line Items]
Number of employees	94
Guatemala | Managers And Key Executives
Headcount [Line Items]
Number of employees	9
Guatemala | Professionals And Technicians
Headcount [Line Items]
Number of employees	85
Panama
Headcount [Line Items]
Number of employees	94
Panama | Managers And Key Executives
Headcount [Line Items]
Number of employees	21
Panama | Professionals And Technicians
Headcount [Line Items]
Number of employees	35
Panama | Staff And Others
Headcount [Line Items]
Number of employees	38
Peru
Headcount [Line Items]
Number of employees	989	943
Peru | Managers And Key Executives
Headcount [Line Items]
Number of employees	29	35
Peru | Professionals And Technicians
Headcount [Line Items]
Number of employees	960	908